LEASES - Change in lease liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $		Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $
LEASES
Beginning balance	$ 1,889,364		$ 1,773,610
Reclassification to assets held for sale	(580,371)
New contracts	173,687		114,425
Reassessment of the lease liability and disposals	24,697		74,457
Payments	(271,929)		(311,082)
Accrued Interest	116,556		136,924
Effect of changes in foreign exchange rate (lease liabilities)	(26,965)		101,030
Ending balance	1,325,039	[1]	1,889,364
Changes of building of lease liabilities	83,394		95,712
Disposal of lease liabilities	(58,697)		(21,255)
Interest expense on lease liabilities	$ 5,442		$ 1,378
Year end exchange rate, US dollar into Colombian pesos | $ / $	3,757.08		4,409.15	3,822.05	4,810.2
Banistmo S.A.
LEASES
Reclassification to assets held for sale	$ (275,492)
New contracts	2,088
Reassessment of the lease liability and disposals	(194,773)
Payments	48,181
Accrued Interest	4,572		$ 28,138
Effect of changes in foreign exchange rate (lease liabilities)	(68,585)
Ending balance	275,492
Net effect of the asset held for sale, lease liabilities	$ (580,371)
Interest expense on lease liabilities			$ 29,516

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.